FAIR VALUE MEASUREMENTS - Subsequent Measurement (Details) - USD ($)	2 Months Ended		3 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Mar. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value as of January 1, 2021		$ 17,600,000	$ 24,945,850
Initial measurement on October 27, 2020 (IPO)		17,600,000
Measurement on November 9, 2020 (Over-Allotment)		1,138,667
Change in valuation inputs or other assumptions		6,207,183	(7,144,117)
Fair value as of March 31, 2021	$ 24,945,850	24,945,850	17,801,733
Transfers out of Level 3	11,480,000
Private Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value as of January 1, 2021		6,900,000	9,663,101
Initial measurement on October 27, 2020 (IPO)		6,933,333
Measurement on November 9, 2020 (Over-Allotment)		325,334
Change in valuation inputs or other assumptions		2,404,434	(2,767,367)
Fair value as of March 31, 2021	9,663,101	9,663,101	6,895,734
Public Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value as of January 1, 2021		10,700,000	15,282,749
Initial measurement on October 27, 2020 (IPO)		10,666,667
Measurement on November 9, 2020 (Over-Allotment)		813,333
Change in valuation inputs or other assumptions		3,802,749	(4,376,750)
Fair value as of March 31, 2021	$ 15,282,749	$ 15,282,749	$ 10,906,000